3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Schedule of classification of financial instruments (Policies)	12 Months Ended
Jan. 31, 2018
Policies
Schedule of classification of financial instruments

(k)      Financial instruments

All financial instruments must be recognised, initially, at fair value on the statement of financial position.  Subsequent measurement of the fair value of the financial instrument is based on their initial classification in one of the listed categories.  FVTPL has a subcategory classified as “held for trading” where financial assets acquired for the purpose of short-term profit taking are categorized.  Unrealized gains and losses on held for trading instruments are recognised in earnings.

The Company has classified each financial instrument into the following categories:

Financial Asset or Liability	Category
Cash and cash equivalents	FVTPL (Fair value through profit or loss)
Receivables	Loans and receivables
Reclamation deposits	Loans and receivables
Accounts payable and accrued liabilities	Other liabilities
Amounts owing to related parties	Other liabilities

(i)     Financial assets

The Company classifies financial assets into one of the following categories, depending on the purpose for which the asset was acquired.  Management determines the classification of the financial assets at initial recognition.

Fair value through profit or loss

A financial asset is classified as fair value through profit or loss if it is designated as held for trading upon initial recognition.  Financial assets in this category are initially recognized at fair value with subsequent changes in fair value recorded through the statement of comprehensive loss.  Cash and cash equivalents are included in this category of financial assets.

Loans and receivables

Loans and receivables are non-derivative financial assets with determinable payments that are not quoted in an active market.  They are classified as current assets or non-current assets based on their maturity date, and are carried at amortized cost, using the effective interest method, less any impairment.  Accounts receivable and reclamation deposits are included in this category of financial assets.

All financial assets, except for those at fair value through profit or loss, are subject to review for impairment at least at each reporting date.  Financial assets are impaired when there is objective evidence that the asset (or asset group) has a fair value that is less than the recorded value.  Different criteria to determine impairment are applied for each category of financial assets.

Financial assets are de-recognized when the contractual rights to the cash flows from the financial asset expire or when the contractual rights to those assets are transferred.

Gains or losses related to impairment or de-recognition are recognized in the statement of comprehensive loss in the period in which they occur.

(ii)    Financial liabilities

The Company classifies its financial liabilities as other financial liabilities.  Management determines the classification at initial recognition.  Other financial liabilities are non-derivative and are recognized initially at fair value, net of transaction costs incurred and are subsequently stated at amortized cost.  Amortized cost is calculated using the effective interest method.  The effective interest rate is the rate that discounts estimated future cash payments through the expected life of the financial instrument to the net carrying amount of the financial liability.  Any difference between the amounts is recognized in the statement of comprehensive loss over the period to maturity.

Accounts payable, accrued liabilities, and amounts owing to related parties are included in this category of financial liabilities.

Financial liabilities are classified as current liabilities if payment is due within one year or less.  If not, they are presented as non-current liabilities.